Earn-out Shares	12 Months Ended
Dec. 31, 2022
Earn out Share [Abstract]
Earn-out Shares
10. Earn-Out Shares
In accordance with the Merger Agreement, 5,000,000 Earn-Out Shares are contingently issuable to Old eFFECTOR stockholders and option holders upon the occurrence of the Triggering Event, defined within the Merger Agreement as the date on which the common stock price equals or exceeds $20.00 over at least 20 trading days out of 30 consecutive trading day period for the two-year period following the close date of the Business Combination. As of December 31, 2022, the stockholders and option holders would be eligible to receive approximately 4,561,353 and 438,647 Earn-Out Shares, respectively. As of December 31, 2021, the stockholders and option holders would be eligible to receive approximately 4,426,889 and 573,111 Earn-Out Shares, respectively.
The fair value per share of the Earn-Out Shares was $0.0014 and $2.74, respectively as of December 31, 2022 and December 31, 2021. The fair value was determined using a Monte Carlo simulation valuation model using a distribution of potential outcomes on a monthly basis over the Earn-Out Period using the most reliable information available. Assumptions used in the valuation were as follows:

	December 31, 2022	December 31, 2021
Stock price	$0.43	$8.28
Expected volatility	115.0%	65.0%
Risk-free interest rate	4.8%	0.6%
Forecast period (in years)	0.6	1.6
Cost of equity	20.0%	20.0%
Old eFFECTOR Shareholders
The Company has determined that the contingent obligation to issue Earn-Out Shares to existing Old eFFECTOR shareholders is not indexed to the Company’s stock under ASC 815-40 and therefore equity treatment is precluded. The Triggering Event that determines the issuance of the Earn-Out Shares includes terms that are not solely indexed to the common stock of the Company, and as such liability classification is required. As of the consummation date of the Business Combination, the estimated fair value of the shareholder Earn-Out Shares was approximately $61.0 million and the Company will revalue the liability each reporting period with the changes in fair value being recorded to the consolidated statements of operations and comprehensive income (loss). For the years ended December 31, 2022 and 2021, there was a decrease in the earn-out liability of $12.1 million and $48.9 million, respectively, which was recorded as a gain on change in fair value within the consolidated statements of operations and comprehensive income (loss). In accordance with the Merger Agreement, Earn-Out Shares attributable to Old eFFECTOR option holders who discontinue providing service before the occurrence of the Triggering Event are reallocated to the remaining eligible stockholders and option holders.
The following table presents activity for the earn-out liability measured at fair value using significant unobservable Level 3 inputs at December 31, 2021 and December 31, 2022 (in thousands):

Earn-out Liability
Earn-out liability - August 25, 2021 (Closing Date)	$61,024
Incremental shares due to option holder forfeitures	16
Change in fair value - Closing Date through December 31, 2021	(48,910)

Earn-out liability - December 31, 2021	12,130
Change in fair value	(12,124)

Balance at December 31, 2022	$6

Old eFFECTOR Option Holders
The contingent obligation to issue Earn-Out Shares to existing Old eFFECTOR option holders falls within the scope of ASC 718, Share-based Compensation, because the option holders are required to continue providing service until the occurrence of the Triggering Event. The fair value of the option holder Earn-Out Shares at the consummation date of the Business Combination was approximately $7.9 million, which was recorded as share-based compensation over the derived service period of 0.36 years following the consummation of the Business Combination. For the years ended December 31, 2022 and 2021, there was approximately $0.3 million and $7.6 million recorded in share-based compensation related to the Earn-Out Shares, respectively, and the derived service period was completed as of March 31, 2022, with no additional share-based compensation expense to be recorded.